Condensed Financial Information of Registrant - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed financial information of registrant [Line Items]
Dividends	€ (118)	€ (196)
Aegon N.V [member]
Condensed financial information of registrant [Line Items]
Dividends	(120)	(181)
Business combinations [member] | Aegon N.V [member]
Condensed financial information of registrant [Line Items]
Dividends	1,800	1,100	€ 1,100
Capital contributions	€ 1,100	€ 200	€ 300